Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net
4.
Property and equipment, net

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2024	2023
Furniture and office equipment	387,374	118,936
Total	387,374	118,936
Less accumulated depreciation	(69,864)	(29,990)
Property and equipment, net	317,510	88,946

The Company recognized depreciation expense of $39,874, $12,828 and $21,099 for property and equipment for the years ended December 31, 2024, 2023 and 2022, respectively and it is included under “Depreciation” in the accompanying consolidated statements of income.

During the year ended December 31, 2024, the Company purchased furniture and office equipment amounted to $268,438 for the offices in Greece and Hong Kong (Note 9).

During 2022, the Company sold a vehicle for $24,173 with a net book value of $32,505 and realized a loss of $8,332.